DECOMMISSIONING LIABILITIES (Details Textual) - USD ($) $ in Millions		12 Months Ended
	Nov. 02, 2021	Dec. 31, 2023	Dec. 31, 2022
Decommissioning Liabilities [Line Items]
Net book value of decommissioning liabilities classified as assets held-for-sale			$ 7.2
Discount rate used in current estimate of value in use		9.70%	9.50%
Long-term Expected Inflation Rate [Member]
Decommissioning Liabilities [Line Items]
Historical inflation rate		3.60%	3.70%
Jerritt Canyon Gold LLC [Member]
Decommissioning Liabilities [Line Items]
Discount rate used in current estimate of value in use		4.70%	3.80%
Historical inflation rate		2.40%	2.80%
Reclamation and closure cost obligation		$ 101.3
Amount of obligation secured through cash		82.4
Letter of credit used as collateral		$ 30.4
Estimated costs of decommissioning liabilities provision	$ 18.4